Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,029,481	¥ 919,971
Total gains (losses), Included in profit or loss	22,704	72,966
Total gains (losses), Included in other comprehensive income	36,826	(5,773)
Purchases	64,746	78,312
Sales	(46,616)	(49,479)
Issuances	(14,957)	(44,886)
Settlement	41,957	31,848
Transfers out of Level 3	(5,014)	(87,603)
Ending balance	1,129,127	915,356
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	38,410	93,303
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(185,020)	(291,086)
Total gains (losses), Included in profit or loss	(10,861)	41,262
Total gains (losses), Included in other comprehensive income	(957)	220
Issuances	(14,957)	(44,886)
Settlement	75,845	65,889
Ending balance	(135,950)	(228,601)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	516	57,436
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	6,160	10,395
Total gains (losses), Included in profit or loss	(3,384)	(1,675)
Purchases	3,738	2,617
Sales	(4,821)	(5,104)
Transfers out of Level 3		(5,522)
Ending balance	1,693	711
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,764	922
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(3,248)	(7,162)
Total gains (losses), Included in profit or loss	(2,329)	(3,439)
Purchases	1,541	8
Ending balance	(4,036)	(10,593)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,031)	(3,409)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(4,567)	1,652
Total gains (losses), Included in profit or loss	663	(1,445)
Purchases	74
Sales	(110)
Transfers out of Level 3		(5,522)
Ending balance	(3,940)	(5,315)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	580	(2,099)
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	13,825	15,384
Total gains (losses), Included in profit or loss	(1,867)	3,709
Purchases	2,123	2,609
Sales	(4,711)	(5,104)
Ending balance	9,370	16,598
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,067	6,924
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	150	521
Total gains (losses), Included in profit or loss	149	(500)
Ending balance	299	21
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	148	(494)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	735,668	728,897
Total gains (losses), Included in profit or loss	31,900	25,812
Total gains (losses), Included in other comprehensive income	305	398
Purchases	60,202	72,580
Sales	(39,675)	(40,403)
Settlement	(33,771)	(33,977)
Transfers out of Level 3	(4,289)	(80,718)
Ending balance	750,340	672,589
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	31,113	26,760
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	650,467	693,013
Total gains (losses), Included in profit or loss	32,792	25,736
Total gains (losses), Included in other comprehensive income	305	398
Purchases	54,432	68,177
Sales	(38,883)	(40,242)
Settlement	(29,456)	(33,344)
Transfers out of Level 3	(3,532)	(80,259)
Ending balance	666,125	633,479
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	32,586	26,808
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	85,201	35,884
Total gains (losses), Included in profit or loss	(892)	76
Purchases	5,770	4,403
Sales	(792)	(161)
Settlement	(4,315)	(633)
Transfers out of Level 3	(757)	(459)
Ending balance	84,215	39,110
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,473)	(48)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	464,821	468,713
Total gains (losses), Included in other comprehensive income	37,478	(6,391)
Purchases	806	2,175
Sales	(2,120)	(3,972)
Settlement	(117)	(64)
Transfers out of Level 3	(383)
Ending balance	500,485	460,461
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	464,821	468,713
Total gains (losses), Included in other comprehensive income	37,478	(6,391)
Purchases	806	2,175
Sales	(2,120)	(3,972)
Settlement	(117)	(64)
Transfers out of Level 3	(383)
Ending balance	500,485	460,461
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	7,852	3,052
Total gains (losses), Included in profit or loss	5,049	7,567
Purchases		940
Transfers out of Level 3	(342)	(1,363)
Ending balance	12,559	10,196
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 5,017	¥ 8,185